Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following:

	December 31
	2022	2021

	(Millions of yen)
Loan from banks; bearing interest rates of 0.22% at December 31, 2022 and 0.21% at December 31, 2021 *1	54,000	174,000
Other debt *2	3,589	7,040

	57,589	181,040
Less current portion	(55,172)	(1,290)

	2,417	179,750

*1
During the year ended December 31, 2022, Canon prepaid ¥120,000 million of the outstanding loan under the unsecured revolving credit facility contracts which had expiration date in December 2023. The outstanding loans under the credit facilities are ¥54,000 million at a floating interest of 0.22% and Canon has no unused credit facilities as of
December 31, 2022
.

*2	Other debt consisted of Bank loans and finance lease obligations as of December 31, 2022 and 2021.

Aggregate Annual Maturities of Long-Term Debt Outstanding

(Millions of yen)
Year ending December 31:
2023	55,172
2024	817
2025	597
2026	392
2027	364
Thereafter	247

57,589